Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest income:
Loans, including fees (Note 4)	¥ 4,569,238	¥ 4,596,526	¥ 4,362,986
Deposits in other banks	1,074,496	788,467	712,463
Investment securities:
Interest	730,302	657,301	572,895
Dividends	168,451	163,004	147,956
Trading account assets	1,368,774	1,133,561	802,479
Call loans and funds sold	32,235	35,289	31,822
Receivables under resale agreements and securities borrowing transactions	670,369	891,426	526,719
Total	8,613,865	8,265,574	7,157,320
Interest expense:
Deposits	2,616,252	2,838,601	2,530,190
Call money and funds purchased	33,666	14,806	2,296
Payables under repurchase agreements and securities lending transactions	1,280,023	1,371,417	1,078,214
Due to trust account, other short-term borrowings and trading account liabilities	486,129	448,927	404,243
Long-term debt	513,541	503,626	517,454
Total	4,929,611	5,177,377	4,532,397
Net interest income	3,684,254	3,088,197	2,624,923
Provision for credit losses (Note 4)	226,112	121,790	258,795
Net interest income after provision for credit losses	3,458,142	2,966,407	2,366,128
Non-interest income:
Fees and commissions income (Note 27)	2,422,269	2,185,727	1,910,665
Foreign exchange gains (losses)—net (Note 28)	(636,227)	153,959	(296,487)
Trading account profits (losses)—net (Notes 28 and 31)	(650,573)	32,262	(703,913)
Investment securities gains (losses)—net (Note 3)	666,069	(832,533)	1,382,458
Equity in earnings of equity method investees—net (Note 14)	871,185	669,400	464,054
Gains (losses) on sales of loans including valuation adjustment for loans held for sale (Note 4)	4,766	41,660	(44,996)
Unrealized gain on the contract to purchase equity shares of Shriram Finance Limited (Note 33)	25,111	0	0
Other non-interest income	550,799	320,060	163,603
Total	3,253,399	2,570,535	2,875,384
Non-interest expense:
Salaries and employee benefits (Note 13)	1,593,995	1,473,650	1,406,498
Occupancy expenses—net (Notes 5 and 26)	162,142	160,032	156,885
Fees and commissions expenses	477,741	424,618	387,480
Outsourcing expenses, including data processing	396,703	325,057	320,560
Depreciation of premises and equipment (Note 5)	87,760	88,279	80,023
Amortization of intangible assets (Note 6)	337,134	295,129	288,538
Impairment of intangible assets (Note 6)	8,417	14,353	15,042
Insurance premiums, including deposit insurance	100,555	98,855	92,061
Communications	68,091	64,963	59,218
Taxes and public charges	143,251	113,107	107,154
Impairment of goodwill (Note 6)	97,475	150,089	0
Provision for (reversal of) off-balance sheet credit instruments	(23,310)	(727)	33,289
Other non-interest expenses (Notes 5 and 26)	752,092	533,961	416,538
Total	4,202,046	3,741,366	3,363,286
Income before income tax expense	2,509,495	1,795,576	1,878,226
Income tax expense	625,591	527,938	500,657
Net income before attribution of noncontrolling interests	1,883,904	1,267,638	1,377,569
Net income attributable to noncontrolling interests	154,545	705	51,700
Net income attributable to Mitsubishi UFJ Financial Group	1,729,359	1,266,933	1,325,869
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 1,729,359	¥ 1,266,933	¥ 1,325,869
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 151.74	¥ 108.71	¥ 110.69
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 151.09	¥ 108.18	¥ 110.39
Weighted average common shares outstanding (in shares)	11,396,985	11,654,295	11,978,725
Weighted average diluted common shares outstanding (in shares)	11,398,382	11,654,850	11,980,601